                          SEI INSURANCE PRODUCTS TRUST

                           SEI VP S&P 500 Index Fund
                      SEI VP Emerging Markets Equity Fund
                          SEI VP Prime Obligation Fund

                       Supplement Dated January 11, 2002
               to the Class A Shares Prospectus Dated May 1, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

SEI VP S&P 500 INDEX FUND

The Board of Trustees of SEI Insurance Products Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act, as amended (the "1940 Act")) of the Trust, have appointed Barclays Global Fund Advisors ("BGFA"), as an additional Sub-Adviser to the Trust's SEI VP S&P 500 Index Fund ("S&P 500 Index Fund"). BGFA was approved as a Sub-Adviser at the Meeting of the Board of Trustees held on December 10, 2001 (the "Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on February 1, 2000, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating BGFA, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and BGFA. SIMC recommended the selection of BGFA and reviewed the considerations and the search process that led to its recommendation. The Trustees also considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing BGFA, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by BGFA;
(2) the investment objective and policies of the Fund; (3) the history, reputation, qualification and background of BGFA's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to BGFA, including any benefits to be received by BGFA or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and BGFA relating to the Fund, BGFA makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. BGFA is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Fund's investment objectives, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until December, 2003 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

In connection with the appointment of BGFA as Sub-Adviser to the S&P 500 Index Fund, the "Investment Adviser and Sub-Advisers" Section of the Prospectus is amended by deleting the ninth paragraph on page 29 and inserting the following paragraph relating to BGFA:

Barclays Global Fund Advisors (BGFA), located at 45 Fremont Street, San Francisco, California 94105, serves as Sub-Adviser to the S&P 500 Index Fund. As of September 30, 2001, BGFA had approximately $40.5 billion in assets under management.

BGFA is a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), a limited-purpose national bank. BGI is a majority-owned indirect subsidiary of Barclays Bank PLC, which in turn is wholly-owned by Barclays PLC, a publicly listed holding company based in London, England.

Listed below are the names and principal occupations of the directors and principal executive officer of BGFA. The address of BGFA and the principal business address of such individuals, as it relates to their respective positions at BGFA, is 45 Fremont Street, San Francisco, California 94105.

NAME                                                                                                            TITLE
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Patricia C. Dunn                                               Director/Managing Director
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Garrett Bouton                                                 CEO, Director & Chairman
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Andrea Zulberti                                                Director and Chief Administrative Officer
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SIMC will pay BGFA a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to BGFA.
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At the Meeting, the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, voted to terminate World Asset Management, LLC ("World") as a Sub-Adviser to the S&P 500 Index Fund. The Board determined to terminate World was based on an analysis of World's investment process and performance as presented to the Board by SIMC, the Fund's Adviser. This termination does not require shareholder approval.
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SEI VP EMERGING MARKETS EQUITY FUND

At the Meeting, the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, voted to terminate Nicholas-Applegate Capital Management ("Nicholas-Applegate") as a Sub-Adviser to the SEI VP Emerging Markets Equity Fund. The Board determined to terminate Nicholas-Applegate based on an analysis of Nicholas-Applegate's investment process and performance as presented to the Board by SIMC, the Fund's Adviser. This termination does not require shareholder approval.
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SEI VP PRIME OBLIGATION FUND

The Prospectus is hereby supplemented to reflect that the SEI VP Prime Obligation Fund of the Trust (the "Fund") will operate on any day that the New York Stock Exchange ("NYSE") and Federal Reserve System ("Federal Reserve") are open for business and each Fund may close early on days that the NYSE and the Federal Reserve are open, but the Bond Market Association recommends that the bond markets close early. Accordingly, the first paragraph on page 36 under the section entitled "PURCHASING AND SELLING FUND SHARES" is deleted and replaced with the following:

    Shares of each Fund, except the SEI VP Prime Obligation Fund, are offered on each day that the New York Stock Exchange (NYSE) is open for business and shares of the SEI VP Prime Obligation Fund are offered on any day that the NYSE and the Federal Reserve System are open for business (a Business Day). However, the SEI VP Prime Obligation Fund may close early on Business Days that the Bond Market Association recommends that the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

In addition, the third paragraph on page 36 under the section entitled "PURCHASING AND SELLING FUND SHARES" is deleted and replaced with the following:

    The price per share will be the net asset per share (NAV) next determined after the Funds receive the insurance companies' purchase orders. Each Fund calculates NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally,
    4:00 p.m. Eastern time). To receive the current Business Day's NAV, generally the Funds must receive an order in proper form before
    4:00 p.m. Eastern time (or the earlier of 4:00 p.m. or the close of the Business Day for the SEI VP Prime Obligation Fund). The Funds will not accept purchase orders that request a particular day or price for the transaction or any other special condition.
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The Prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          SEI INSURANCE PRODUCTS TRUST

                          SEI VP Prime Obligation Fund

                    Supplement Dated January 11, 2002 to the
                          Prospectus Dated May 1, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The Prospectus is hereby supplemented to reflect that the SEI VP Prime Obligation Fund of SEI Insurance Products Trust (the "Fund") will operate on any day that the New York Stock Exchange ("NYSE") and Federal Reserve System ("Federal Reserve") are open for business and each Fund may close early on days that the NYSE and the Federal Reserve are open, but the Bond Market Association recommends that the bond markets close early. Accordingly, the first paragraph on page 7 under the section entitled "PURCHASING AND SELLING FUND SHARES" is deleted and replaced with the following:

    Shares are offered on any day that the NYSE and the Federal Reserve System are open for business (a Business Day). However, the Fund may close early on Business Days that the Bond Market Association recommends that the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

In addition, the third paragraph on page 7 under the section entitled "PURCHASING AND SELLING FUND SHARES" is deleted and replaced with the following:

    The price per share will be the net asset per share (NAV) next determined after the Fund receives the insurance companies' purchase orders. Each Fund calculates NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). To receive the current Business Day's NAV, generally the Funds must receive an order in proper form before 4:00 p.m. Eastern time (the earlier of 4:00 p.m. or the close of the Business Day for the SEI VP Prime Obligation Fund). The Funds will not accept purchase orders that request a particular day or price for the transaction or any other special condition.

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The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          SEI INSURANCE PRODUCTS TRUST
                          SEI VP PRIME OBLIGATION FUND

                       SUPPLEMENT DATED JANUARY 11, 2002
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2001

    This Supplement provides new and additional information beyond that contained in the Statement of Additional Information (the "SAI"), and should be read in conjunction with the SAI.

    The SAI is hereby supplemented to reflect that the SEI VP Prime Obligation Fund of SEI Insurance Products Trust (the "Fund") will operate on any day that the New York Stock Exchange ("NYSE") and the Federal Reserve System ("Federal Reserve") are open for business and the Fund may operate on days that the NYSE is closed for business, but the Federal Reserve is open for business. Accordingly, the following disclosure is inserted before the third full paragraph on page S-56 under the section entitled "PURCHASE AND REDEMPTION OF SHARES":

    Purchases and redemptions of shares of the SEI VP Prime Obligation Fund may be made on any day the New York Stock Exchange ("NYSE") and the Federal Reserve System ("Federal Reserve") are open for business. The SEI VP Prime Obligation Fund may operate on any day that the NYSE is closed for business, but the Federal Reserve is open for business, for such time as sufficient liquidity exists in the Fund's principal trading markets, based on the determination of the officers of the Trust, acting in consultation with the Adviser. The Funds will notify shareholders that the SEI VP Prime Obligation Fund is open for business.

    The SAI is hereby amended to reflect these changes.
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                 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE